CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS

6.	CASH AND CASH EQUIVALENTS

	2021	2020
Bank accounts	117	93
Cash equivalents
Bank deposit certificates (CDBs) (1)	625	1,416
Overnight (2)	81	171
Others	2	—
	708	1,587
	825	1,680

(1)	Bank Deposit Certificates (CDBs), accrued interest at 70% to 109%, of the CDI Rate (Interbank deposit rates) published by the Custody and Settlement Chamber (Cetip) in 2021 (50% to 108% in 2020). For these CDBs, the Company has repo transactions which state, on their trading notes, the bank’s commitment to repurchase the security, on demand, on the maturity date of the transaction, or earlier.
(2)	Overnight transactions are repos available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate of 8.87% to 9.14% in 2021 (1.89%, in 2020). Their purpose is to settle the short-term obligations of the Company, or to be used in the acquisition of other assets with better return to replenish the portfolio.

Note 31 provides information in relation to the exposure of the Company to interest rate risks, and a sensitivity analysis of their effects on financial assets and liabilities.